Net Income Per Ordinary Share - Schedule of Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	78,423,675	82,482,764	82,101,813
Effect of dilutive share options and other awards outstanding under share based compensation programs (in shares)	541,710	549,660	615,827
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	78,965,385	83,032,424	82,717,640